Interim Statements Of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
General and Administrative Expenses
Accounting and audit fees	$ 9,644	$ 6,570	$ 39,443	$ 41,052
Communications	247	131	670	1,733
Consulting fees				1,196,510
Legal fees			344	806
Management fees	1,000	4,800	13,302	122,750
Office and general	355	182	749	930
Regulatory fees	8,952	2,085	10,300	11,368
Transfer agent fees	375	375	1,125	1,525
Operating loss	(20,573)	(14,143)	(65,933)	(1,376,674)
Other items
Interest	(21,827)	(18,581)	(62,492)	(53,812)
Gain (loss) on foreign exchange	9,459	(4,980)	10,080	7,561
Loss on settlement of payables				(1,364,757)
Net loss for the period	$ (32,941)	$ (37,704)	$ (118,345)	$ (2,787,682)
Basic and diluted loss per share	$ 0	$ 0	$ 0	$ (0.08)
Weighted average number of common shares outstanding	36,359,391	35,159,391	35,625,325	33,671,284